Share Based Compensation (Tables)	12 Months Ended
Mar. 31, 2022
Share Based Compensation [Abstract]
Schedule of Share Option Activity	A summary of share option activity during the years ended March 31, 2021 and March 31, 2022 is set out below:
	Number of options	Weighted average exercise price in INR
Options outstanding as of March 31, 2020	870,065	756
Granted (1)	443,772	1,466
Converted from RSU*	10,920	-
Exercised	(545,212)	709
Forfeited	(75,837)	861
Options outstanding as of March 31, 2021	703,708	1,217
Vested and exercisable as of March 31, 2021	231,712	852
(1)	Includes 4,273 RS granted during the year to its Directors.
*	The Company had converted RSU issued to its Board members into Restricted Shares (RS) at the then current share price on the date of conversion to be settled into equity shares of the Company.

	Number of options	Weighted average exercise price in INR
Options outstanding as of March 31, 2021	703,708	1,217
Granted (1)	24,205	1583
Exercised	(136,611)	788
Forfeited	(32,474)	1,613
Options outstanding as of March 31, 2022	558,829	1,314
Vested and exercisable as of March 31, 2022	250,784	1,128

Schedule of Fair Value of Each Share Option Granted to Employees	The fair value of each share option granted to employees/ RS is estimated on the date of grant using the lack- Scholes option-pricing model with the following weighted average assumptions:
	Year ended March 31,
	2021	2022
Dividend yield	0%	0%
Expected term (in years)	3.7 – 7.4	3.8 – 5.1
Expected volatility	34.0% - 45.6%	46.3% - 47.8%
Risk free interest rate	0.49% - 1.01%	0.55% - 0.80%
The fair value of each SAR granted to employees is estimated at each reporting date using the Black- Scholes option-pricing model with the following weighted average assumptions:
	Year ended March 31,
	2021	2022
Dividend yield	0%	0%
Expected term (in years)	3.7 – 5.2	3.2 – 4.7
Expected volatility	45.20% - 45.64%	49.32% - 52.52%
Risk free interest rate	0.63% - 1.01%	2.45% -2.49%

Schedule of Intrinsic Value Per Option at the Date of Grant	The intrinsic value per option at the date of grant during the years ended March 31, 2021 and 2022 is as follows:
Date of grant	No. of options granted	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
October 01, 2020*	4,273	2,320	—	Market price
March 31, 2021	182,800	2,057	—	Market price
July 7, 2021	20,000	1,838	—	Market price
*	Pertains to RSUs converted into RSs at the prevailing market price.

Schedule of SARs Activity	A summary of SARs activity during the periods ending March 31, 2021 and 2022 is set out below:
	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2020	1,970,000	752
Granted	80,000	2,056
Exercised	(175,000)	722
Options outstanding as of March 31, 2021	1,875,000	810
Vested as of March 31, 2021	417,500	757
Exercisable as of March 31, 2021	67,500	940
	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2021	1,875,000	810
Granted	-	-
Options outstanding as of March 31, 2022	1,875,000	810
Vested as of March 31, 2022	680,000	805
Exercisable as of March 31, 2022	130,000	1,154

Schedule of Fair Value Per Sar at the Date of Grant	The fair value per SAR at the date of grant during the year ended March 31, 2022 is as follows:
Date of grant	No. of SARs granted	Deemed fair value of SAR (INR)	Vesting period	Valuation used
July 18, 2019	200,000	722	February 2020	Market price
July 18, 2019	1,600,000	722	March 31, 2020 to July 31, 2027	Market price
March 30, 2020	170,000	1,069	March 31, 2021 to March 31, 2024	Market price
March 30, 2021	80,000	2,056	March 31, 2022 to March 31, 2025	Market price